Cost of sales - Schedule of operating expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Fees and compensation for services	$ 48,729	$ 66,155	$ 53,024
Salaries and payroll taxes	21,072	22,344	16,591
Employee benefits	5,926	6,481	4,877
Transport	5,214	5,963	3,274
Consumption of materials and spare parts	4,933	16,824	15,912
Easements and fees	4,547	11,427	9,572
Other	4,264	4,191	3,873
Total operating costs	$ 94,685	$ 133,385	$ 107,123